CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, issued (in shares)	343,300,197	337,816,197
Ordinary shares, outstanding (in shares)	343,300,197	337,816,197
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	239,693,217	234,209,217
Ordinary shares, outstanding (in shares)	239,693,217	234,209,217
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	103,606,980	103,606,980
Ordinary shares, outstanding (in shares)	103,606,980	103,606,980